Cover	Jan. 31, 2022
Cover [Abstract]
Entity Registrant Name	REKOR SYSTEMS, INC.
Entity Central Index Key	0001697851
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 31, 2022
Entity File Number	001-38338
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-5266334
Entity Address State Or Province	MD
Entity Address City Or Town	Columbia
Entity Address Address Line 2	Suite 400
Entity Address Address Line 1	6721 Columbia Gateway Drive
Entity Address Postal Zip Code	21046
City Area Code	410
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	762-0800
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	REKR
Security Exchange Name	NASDAQ